Risks and Concentration - Additional Information (Detail) - Customer	1 Months Ended	12 Months Ended
	Jul. 31, 2005	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Concentration Risk [Line Items]
Appreciation (depreciation) of RMB against US$		3.40%	7.30%
Maximum
Concentration Risk [Line Items]
Appreciation (depreciation) of RMB against US$	20.00%
Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers with revenue greater than 10% of total revenue		0	0	0
Cost of Goods, Total | Supplier Concentration Risk
Concentration Risk [Line Items]
Number of suppliers with purchases greater than 10% of total purchases		0	0	0